Goodwill and Intangibles Assets (Tables)	12 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill by Reportable Segment

The following is a rollforward of the Company’s goodwill by reportable segment:

(in thousands)	Wholesale	Direct-to-Consumer	Business-to-Business	Total

Balance at June 30, 2021	$88,808	$20,342	$745	$109,895
Additions from current year acquisitions	27,539	9,477	8,247	45,263
Measurement period adjustments	(43)	(153)	(11)	(207)
Balance at June 30, 2022	116,304	29,666	8,981	154,951
Goodwill impairment	(116,304)	(20,673)	(8,981)	(145,958)
Disposition of business	-	(8,993)	-	(8,993)
Balance at June 30, 2023	$-	$-	$-	$-

Schedule of Components of Finite-Lived Intangible Assets, Accumulated Amortization, and Indefinite-Lived Assets

The components of finite-lived intangible assets, accumulated amortization, and indefinite-lived assets are as follows:

	June 30, 2023
(in thousands)	Gross Intangible	Accumulated Amortization	Accumulated Impairment Losses	Net Intangible
Indefinite-life intangibles
Trade names and trademarks	$30,102	$-	$(17,477)	$12,625
Winery use permits	6,750	-	-	6,750
Total Indefinite-life intangibles	36,852	-	(17,477)	19,375

Definite-life intangibles
Customer relationships	28,200	(9,812)	-	18,388
Trade names and trademarks	1,900	(669)	-	1,231
Total definite-life intangibles	30,100	(10,481)	-	19,619
Total other intangible assets	$66,952	$(10,481)	$(17,477)	$38,994

	June 30, 2022
(in thousands)	Gross Intangible	Accumulated Amortization	Accumulated Impairment Losses	Net Intangible
Indefinite-life intangibles
Trade names and trademarks	$30,203	$-	$(1,281)	$28,922
Winery use permits	6,750	-	-	6,750
Total Indefinite-life intangibles	36,953	-	(1,281)	35,672

Definite-life intangibles
Customer and Sommelier relationships	30,700	(4,922)	-	25,778
Trade names and trademarks	1,900	(253)	-	1,647
Total definite-life intangibles	32,600	(5,175)	-	27,425
Total other intangible assets	$69,553	$(5,175)	$(1,281)	$63,097

Schedule Of Estimate The Fair Values Of Our Reporting Units And Trademark

The range of discount rates, long-term growth rates, EBITDA multiples and royalty rates we used to estimate the fair values of our reporting units (in relation to our goodwill impairment testing) and trademarks as of the December 31, 2022 impairment testing date for each reporting unit or trademark, were as follows:

	Discount Rate		Long-Term Growth Rate		EBITDA Multiple		Royalty Rate
	Min	Max	Min	Max	Min	Max	Min	Max
Reporting units	13.5%	14.0%	3.0%	5.0%	10.0x	14.0x
Trademarks	15.0%	15.0%	3.0%	5.0%			1.5%	2.0%

The range of discount rates, long-term growth rates, EBITDA multiples and royalty rates we used to estimate the fair values of our reporting units (in relation to our goodwill impairment testing) and trademarks as of the June 30, 2023 impairment testing date for each reporting unit or trademark, were as follows:

	Discount Rate		Long-Term Growth Rate		EBITDA Multiple		Royalty Rate
	Min	Max	Min	Max	Min	Max	Min	Max
Reporting unit	14.0%	14.5%	3.0%	5.0%	7x	12.0x
Trademarks	15.5%	15.5%	3.0%	5.0%			1.5%	2.0%

Estimated Future Amortization Expense for Finite-Lived Intangible Assets

As of June 30, 2023, the estimated future amortization expense for finite-lived intangible assets is as follows:

(in thousands)
2024	$6,072
2025	5,047
2026	4,527
2027	3,179
2028	794
Total estimated amortization expense	$19,619